Organization - Schedule of Assets and Liabilities of VIEs (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Organization
Other current assets	¥ 670,276,511	$ 94,406,473	¥ 2,106,091,784
Total current assets	10,159,946,220	1,430,998,496	11,058,526,301
Total non-current assets	2,322,249,678	327,082,026	1,687,909,086
Total assets	12,482,195,898	1,758,080,522	12,746,435,387
Total current liabilities	754,485,815	106,267,104	584,929,946
Total non-current liabilities	39,759,111	5,599,954	118,793,233
Total liabilities	794,244,926	111,867,058	703,723,179
Variable Interest Entity
Organization
Total current assets	7,797,991,401	1,098,324,117	10,187,329,026
Total non-current assets	365,557,715	51,487,727	1,619,591,980
Total assets	8,163,549,116	1,149,811,844	11,806,921,006
Total current liabilities	474,254,177	66,797,304	666,524,001
Total non-current liabilities	39,083	5,505	118,782,810
Total liabilities	474,293,260	66,802,809	785,306,811
Variable Interest Entity | Group companies
Organization
Total current assets	1,112,061,344	156,630,564	109,713,457
Other current liabilities	344,028,011	48,455,332	96,930,129
Variable Interest Entity | Nonrelated party
Organization
Other current assets	6,685,930,057	941,693,553	10,077,615,569
Other current liabilities	¥ 130,226,166	$ 18,341,972	¥ 569,593,872